Derivative Liability (Details)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 05, 2024 $ / shares shares	Mar. 07, 2024 $ / shares shares	Oct. 09, 2023 $ / shares shares	Jul. 06, 2023 USD ($) $ / shares shares	May 23, 2023 USD ($) $ / shares shares	Jun. 30, 2025	Jun. 30, 2026 USD ($) Years $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Years $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Years $ / shares shares	Dec. 31, 2024 USD ($) Years $ / shares shares	Feb. 26, 2026 shares	Feb. 24, 2026 $ / shares shares	Feb. 19, 2026 $ / shares shares	Feb. 11, 2026 $ / shares shares	Jul. 14, 2025 shares	Jun. 05, 2025 shares	Apr. 30, 2025 shares	Apr. 03, 2025 shares	Mar. 31, 2025 shares	Mar. 26, 2025 shares	Nov. 18, 2024 shares	Mar. 31, 2024 $ / shares
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares	$ 150		$ 540									$ 195
Fair value of warrants issued (in Shares)	4,000		146									3,600					832,576
Fair value of warrant (in Dollars) | $							$ (1,652)	$ (561,176)	$ 1,275,237	$ (446,816)	$ (538,213)	$ (374,365)
Warrant exercisable	Jun. 05, 2029					Jun. 05, 2029
Derivative liability (in Dollars) | $												$ 112,666
Mast Hill [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)											267
Warrants exercise price (in Dollars per share) | $ / shares											$ 195
Fair value of warrants issued (in Shares)												450
Fair value of warrant (in Dollars) | $											$ 1,854	$ 3,714
FirstFire [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)				150
Fair value of warrants issued (in Shares)												11
Fair value of warrant (in Dollars) | $												$ 94
Warrant exercisable				Jul. 06, 2028
Cashless warrant exercised (in Shares)																							175
Third Party [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares	$ 195
Fair value of warrants issued (in Shares)														15,226	20,417
Fair value of warrant (in Dollars) | $							$ 1,652	$ (561,176)	$ 3
Warrant [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares			$ 750				$ 10.2		$ 10.2
Fair value of warrants issued (in Shares)	267		642									203
Fair value of warrant (in Dollars) | $				$ 150	$ 450							$ 2,880
Warrant [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)											28
Fair value of warrant (in Dollars) | $											$ 30
Warrant [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)											35
Fair value of warrant (in Dollars) | $											$ 82
Warrant [Member] | Black-Scholes Option-Pricing Model [Member] | July 6, 2023 [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)											11
Fair value of warrant (in Dollars) | $											$ 4
Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)	267	473	378		450
Warrants exercise price (in Dollars per share) | $ / shares	$ 195	$ 600	$ 750		$ 1,350
Fair value of warrants issued (in Shares)	3,600	473	378		450							473							3,333		417	175
Fair value of warrant (in Dollars) | $												$ 8,191
Cashless warrant exercised (in Shares)																				438
Warrant [Member] | Mast Hill [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)											33
Fair value of warrant (in Dollars) | $											$ 11
Warrant [Member] | FirstFire [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares				$ 1,350
Fair value of warrants issued (in Shares)				150
Cashless warrant exercised (in Shares)																							139
Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)	7,600
Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)	4,000	35	28	11	33
Warrants exercise price (in Dollars per share) | $ / shares	$ 150	$ 600	$ 750	$ 1,350	$ 1,350		$ 4.2		$ 4.2					$ 6.4	$ 7.6	$ 20
Fair value of warrants issued (in Shares)	4,000	35	28	11	33		33		33				51,036	70,286	77,927	30,000
Fair value of warrant (in Dollars) | $									$ 27,501
Warrant exercisable	Jun. 05, 2029	Mar. 07, 2029	Oct. 09, 2028	Jul. 06, 2028
Warrant [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							11		11
Fair value of warrant (in Dollars) | $									$ 1
Second Warrant [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares	$ 150																							$ 390
Fair value of warrants issued (in Shares)	4,000																	621,353
Second Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)											4,000
Warrants exercise price (in Dollars per share) | $ / shares											$ 150
Fair value of warrant (in Dollars) | $											$ 32,175
Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							28		28
Fair value of warrant (in Dollars) | $									$ 8
Third Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							35		35
Fair value of warrant (in Dollars) | $									$ 14
Fourth Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							267		267
Fair value of warrant (in Dollars) | $									$ 263
Fifth Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							6,144		6,144
Fifth Warrant One [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)							6,144		6,144
Stock Price [Member]
Derivative Liability [Line Items]
Warrant measurement input												65.2
Stock Price [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											24
Stock Price [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											24
Stock Price [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											24
Stock Price [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input											24
Stock Price [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input											24	65.2
Stock Price [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input												65.2
Stock Price [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input											24
Stock Price [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input							5.8		5.8
Stock Price [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input							5.8		5.8
Stock Price [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input							5.8		5.8
Stock Price [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input												65.2
Stock Price [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input							5.8		5.8
Volatility [Member]
Derivative Liability [Line Items]
Warrant measurement input												88.64
Volatility [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											101.69
Volatility [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											96.27
Volatility [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											98.7
Volatility [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input											101.69
Volatility [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input											98.29	95.85
Volatility [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input												97
Volatility [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input											99.55
Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input							135.24		135.24
Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input							138.06		138.06
Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input							126.53		126.53
Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input							122.18		122.18
Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input							122.18		122.18
Volatility [Member] | Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input												90.43
Volatility [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input												93.9
Volatility [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input							135.73		135.73
Risk-Free Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input												4.38
Risk-Free Rate [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.55
Risk-Free Rate [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.55
Risk-Free Rate [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.55
Risk-Free Rate [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.55
Risk-Free Rate [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.55	4.27
Risk-Free Rate [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input												4.27
Risk-Free Rate [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input											3.47
Risk-Free Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.14		4.14
Risk-Free Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.14		4.14
Risk-Free Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.15		4.15
Risk-Free Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.15		4.15
Risk-Free Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.15		4.15
Risk-Free Rate [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input												4.27
Risk-Free Rate [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input							4.14		4.14
Dividend Yield [Member]
Derivative Liability [Line Items]
Warrant measurement input												0
Dividend Yield [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											0
Dividend Yield [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											0
Dividend Yield [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input											0
Dividend Yield [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input											0
Dividend Yield [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input											0	0
Dividend Yield [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input												0
Dividend Yield [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input											0
Dividend Yield [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Dividend Yield [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Dividend Yield [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Dividend Yield [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Dividend Yield [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Dividend Yield [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input												0
Dividend Yield [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input							0		0
Expected Life [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years												4.4
Expected Life [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											3.4
Expected Life [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											2.8
Expected Life [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											3.2
Expected Life [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											3.4
Expected Life [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											2.5	3.5
Expected Life [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years												3.4
Expected Life [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years											2.4
Expected Life [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							2.3		2.3
Expected Life [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							1.9		1.9
Expected Life [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							2.7		2.7
Expected Life [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							2.9		2.9
Expected Life [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							2.9		2.9
Expected Life [Member] | Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years												4.2
Expected Life [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years												3.8
Expected Life [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years							2		2